CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Stockholders equity:
Common stock, par value	$ 0	$ 0
Common stock, Unlimited authorized shares	Unlimited	Unlimited
Common stock, issued shares	147,330,917	146,984,385
Common stock, outstanding shares	147,330,917	146,984,385